INVENTORY (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials		$ 57	$ 126
Finished products	[1]	566	1,406
Inventory		623	1,532
Inventory delivered to customers but not recognized in revenue		$ 176	$ 373

[1]	Includes amounts of $ 176 and $ 373 for 2016 and 2015, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.